CONVERTIBLE BONDS PAYABLE	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE BONDS PAYABLE

14. CONVERTIBLE BONDS PAYABLE

As of December 31, 2021 and 2010, convertible debt consisted of the following:

	December 31,	December 31,
	2021	2020

Beginning	$739,189	$—
Addition	—	1,979,846
Repayment	—	—
Conversion	(739,189)	(1,240,657)
Convertible debt, net	$—	$739,189